Principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PwC
Disclosure of geographic region
Audit fees	€ 10,524	€ 9,386
Audit-related fees	1,038	510
Tax fees	633	951
Other fees	1,817	5,236
KPMG
Disclosure of geographic region
Audit fees	581	455	€ 10,113
Audit-related fees	83	87	615
Tax fees	311	310	318
Other fees	251	42	41
Germany | PwC
Disclosure of geographic region
Audit fees	2,041	1,608
Audit-related fees	614	394
Tax fees		54
Other fees	1,813	5,236
Germany | KPMG
Disclosure of geographic region
Audit fees			1,665
Audit-related fees		€ 45	€ 525
Other fees	€ 203